UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     9119


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC           COMMON              125269100      925    11724 X        SOLE                    11724
CITIGROUP INC               OPTION              172967951      250      363     X    SOLE                      363
CITIGROUP INC               COMMON              172967101      371   117186 X        SOLE                   117186
CITIGROUP INC               OPTION              172967951       20      109     X    SOLE                      109
CITIGROUP INC               OPTION              172967951       39      205     X    SOLE                      205
CITIGROUP INC               OPTION              172967951      341      494     X    SOLE                      494
DIRECTV GROUP INC           OPTION              25459L956       38       74     X    SOLE                       74
GENERAL FINANCE CORP        COMMON              369822101       10     7351 X        SOLE                     7351
GOLDEN POND HEALTHCARE INC  COMMON              38116J109       79    10215 X        SOLE                    10215
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117        2    16971 X        SOLE                    16971
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107      466    50559 X        SOLE                    50559
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115       23    41024 X        SOLE                    41024
LIBERTY MEDIA CORP NEW      COMMON              53071M500     1332    47639 X        SOLE                    47639
NRDC ACQUISITION CORP       WARRANT             62941R110        5    27611 X        SOLE                    27611
NRDC ACQUISITION CORP       COMMON              62941R102      127    13063 X        SOLE                    13063
PFIZER INC                  OPTION              717081903        5       27     X    SOLE                       27
SCHERING PLOUGH CORP        COMMON              806605705     1598     6852 X        SOLE                     6852
SCHERING PLOUGH CORP        COMMON              806605101     1141    43042 X        SOLE                    43042
SP ACQUISITION HOLDINGS INC COMMON              78470A104      102    10434 X        SOLE                    10434
SP ACQUISITION HOLDINGS INC WARRANT             78470A112        7    22124 X        SOLE                    22124
SPDR TR                     OPTION              78462F953        1        4     X    SOLE                        4
TREMISIS ENERGY ACQ CORP II COMMON              89472N101       62     8036 X        SOLE                     8036
TREMISIS ENERGY ACQ CORP II WARRANT             89472N119        4    14713 X        SOLE                    14713
TRIAN ACQUISITION I CORP    WARRANT             89582E116       19    49240 X        SOLE                    49240
UNITED STATES OIL FUND LP   OPTION              91232N908        3        8     X    SOLE                        8
WYETH                       COMMON              983024100     2149    46172 X        SOLE                    46172